INVENTORY (Schedule of inventory, net) (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Raw materials and components	$ 62,032	$ 59,585
Work in progress	18,792	15,478
Finished goods	912	486
Total inventory	$ 81,736	$ 75,549